Loans from Third Parties - Current	12 Months Ended
Dec. 31, 2024
Loans from Third Parties - Current [Abstract]
LOANS FROM THIRD PARTIES - CURRENT

NOTE 12 – LOANS FROM THIRD PARTIES - CURRENT

Loans from Third Parties	As of December 31, 2024	As of December 31, 2023
Honghe County Yisa Hengtong Decoration Company	$109,600	$112,678
Less: Loans from third parties-non-current	-	(112,678)
Loans from third parties - current	$109,600	$-

On May 26, 2023, the Company entered into a loan agreement with Honghe County Yisa Hengtong Decoration Company to borrow $112,678 as a working capital loan for two years. The loan is from May 26, 2023 to May 5, 2025 and bears an annual interest of 1%. The loan was fully repaid in June 2024. On May 6, 2024, the Company entered into a new loan agreement with Honghe County Yisa Hengtong Decoration Company to borrow $109,600 as working capital loan in free and due on May 5, 2025. The loan was renewed to May 5, 2026.